ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Business Combination and Allocated the Purchase Consideration to Assets Acquired and Liabilities Assumed Based on Estimated Fair Values	The Company accounted for this transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

	Weighted Average Useful Life	Amount
Goodwill		$194.2
Core technology	8 Years	26.7
Customer relationship	4 Years	5.8
Net assets assumed		0.4

Total		$227.1